Offerings	Jun. 16, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.000001 par value per share, AIRO Group Holdings, Inc. Option Plan
Amount Registered | shares	305,367
Proposed Maximum Offering Price per Unit | $ / shares	8.59
Maximum Aggregate Offering Price	$ 2,623,103
Fee Rate	0.01531%
Amount of Registration Fee	$ 402
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock (“Common Stock”) of AIRO Group Holdings, Inc. (the “Registrant”) that become issuable under the Registrant’s Option Plan (the “Option Plan”) and the 2025 Equity Incentive Plan (the “2025 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for the 305,367 shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the Option Plan are calculated using the weighted-average exercise price of $8.59 per share for such stock options.Represents shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the Option Plan. No additional stock awards will be granted under the Option Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.000001 par value per share, AIRO Group Holdings, Inc. 2025 Equity Incentive Plan
Amount Registered | shares	1,900,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 19,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,909
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock (“Common Stock”) of AIRO Group Holdings, Inc. (the “Registrant”) that become issuable under the Registrant’s Option Plan (the “Option Plan”) and the 2025 Equity Incentive Plan (the “2025 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated on the basis of $10.00 per share (the “IPO Price”), which is the initial public offering price per share of Common Stock.Represents 1,900,000 shares of Common Stock reserved for future grant under the 2025 Plan. The 2025 Plan provides that an additional number of shares will automatically be added annually to the shares authorized for issuance under the 2025 Plan on January 1st of each year, commencing on January 1, 2026 and ending on (and including) January 1, 2035, in an amount equal to three percent of the total number of shares of Common Stock outstanding on December 31 of the preceding year; provided, however, that the Registrant’s board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock. This explanation is provided for information purposes only. The issuance of such additional shares is not being registered on this Registration Statement.